Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2019
Significant accounting policies
Basis of presentation

Basis of presentation

The accompanying unaudited condensed interim consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) for interim financial information. In the opinion of Management, all adjustments considered necessary for a fair presentation, which are of a normal recurring nature, have been included. All inter-company balances and transactions are eliminated. The footnotes are condensed and do not include all the disclosures required for a complete set of financial statements. Therefore, the unaudited condensed interim consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2018, included in the Partnership’s Annual Report on Form 20‑F (the “Annual Report”).

It has been determined that PT Hoegh LNG Lampung, Hoegh LNG Cyprus Limited, Höegh LNG Colombia Holding Ltd., SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity's residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity's expected residual returns and substantially all of the entity's activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated financial statements. Dividends may only be paid if the retained earnings are positive and a statutory reserve has been established equal to 20% of its paid-up capital under Indonesian law. As of September 30, 2019, PT Hoegh LNG Lampung is in the process of establishing the required statutory reserves and therefore is expected to be able to make dividend payments in the future under Indonesia law. Under the Lampung facility, there are limitations on cash dividends and loan distributions that can be made to the Partnership. Refer to note 9.

The Partnership has also determined that Hoegh LNG Cyprus Limited is a VIE, as the equity investment does not provide sufficient equity to permit the entity to finance its activities without intercompany loans. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Hoegh LNG Cyprus Limited are included in the consolidated financial statements. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distribution. Dividends from Hoegh LNG Cyprus Limited may only be distributed out of profits and not from the share capital of the company. Dividends and other distributions from Hoegh LNG Cyprus Limited may only be distributed if after the dividend payment, the Partnership would remain in compliance with the financial covenants under the $385 million facility. Refer to note 9.

The Partnership has also determined that Höegh LNG Colombia Holding Ltd. is a VIE since the entity would not be able to finance its activities without intercompany loans to its subsidiary to finance the Höegh Grace. As of January 1, 2017, the Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives the majority of the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG Colombia Holding Ltd., and subsidiaries, are included in the consolidated financial statements with a non-controlling interest reflected for the minority share until December 1, 2017. On December 1, 2017, the Partnership acquired the remaining 49% ownership interest in the Höegh Grace entities and, as of that date, there is no longer a non-controlling interest in the Höegh Grace entities. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distributions. Höegh LNG Colombia Holding Ltd. is dependent upon receiving dividends or other distributions from Höegh LNG FSRU IV Ltd. or Höegh LNG Colombia to pay distributions to the Partnership. Dividends and other distributions from Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia may only be distributed if after the dividend payment, the Partnership would remain in compliance with the financial covenants under the $385 million facility. Refer to note 9.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership's carrying value is recorded in advances to joint ventures and accumulated losses of joint ventures in the consolidated balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $3.0 million and $2.8 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $0.9 million and $0.8 million, respectively, as of September 30, 2019 and December 31, 2018. The Partnership's carrying value for SRV Joint Gas Two Ltd. consists of a receivable for the advances of $0.8 million and $0.7 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities of $2.5 million and $2.0 million, respectively, as of September 30, 2019 and December 31, 2018. The major reason that the Partnership’s accumulated losses in the joint ventures are net liabilities is due to the fair value adjustments for the interest rate swaps recorded as liabilities on the combined balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. and eliminations for consolidation to the balance sheet. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated losses), as the shares are pledged as security for the joint ventures’ long-term bank debt, and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. If the charters terminate for any reason that does not result in a termination fee, the joint ventures’ long-term bank debt would be subject to mandatory repayment. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution. Refer to notes 7 and 14 for additional discussion on dividend distributions.

Significant accounting policies

Significant accounting policies

The accounting policies used in the preparation of the unaudited condensed interim consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2018 included in the Partnership’s Annual Report.

Derivative instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the consolidated balance sheet and are subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the contract is designated as a hedging instrument and qualifies for hedge accounting.

For derivative instruments that are not designated or that do not qualify for hedge accounting, the changes in the fair value of the derivative instruments are recognized in earnings. In order to designate a derivative as a cash flow hedge, formal documentation of the relationship between the derivative and the hedged item is required. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge.

Interest rate swaps are used for the management of interest rate risk exposure. The interest rate swaps have the effect of converting a portion of the outstanding debt from a floating to a fixed rate over the life of the interest rate swaps. As of January 1, 2019, the following accounting policies became effective for cash flow hedges of interest rate swaps.

For interest rate swaps qualifying as cash flow hedges, the fair value of the portion of the derivative instruments included in the assessment of hedge effectiveness ("hedge effectiveness") and the initial fair value of the hedge component excluded from hedge effectiveness are initially recorded in accumulated other comprehensive income as a component of total equity. Subsequent changes in fair value for the portion of the derivative instruments included in hedge effectiveness are recorded in other comprehensive income. In the periods when the hedged items affect earnings (interest expense is incurred for floating interest rate debt), the associated fair value changes on the hedging derivatives are transferred from accumulated other comprehensive income to the same line (interest expense) in the consolidated statement of income as the earnings effect of the hedged item. The initial fair value component excluded from hedge effectiveness is amortized to earnings over the life of the hedging instrument. The amortization is recognized the same line (interest expense) in the consolidated statement of income as the earnings effect of the hedged item. Any difference in the change in fair value of the hedge components excluded from hedge effectiveness and the amount recognized in earnings is recorded as a component of other comprehensive income. Prospective and retrospective hedge effectiveness is assessed on an ongoing basis. If a cash flow hedge is no longer deemed highly effective, hedge accounting is discontinued. If a cash flow hedge for an interest rate swap is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in accumulated other comprehensive income remain there until the hedged item impacts earnings, at which point they are amortized to earnings on a systematic and rational basis to interest expense in the consolidated statement of income. If the hedged items are no longer considered probable of occurring, amounts recognized in total equity are immediately transferred to interest expense in the consolidated statement of income. Cash flows from derivatives instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Recently adopted accounting pronouncements and Recently issued accounting pronouncements

Recently adopted accounting pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued revised guidance for leasing, Leases, that amends the accounting guidance on leases for both lessors and lessees. On January 1, 2019, the Partnership adopted the new standard using the optional transition method to apply the new standard at the transition date of January 1, 2019 with no retrospective adjustments to prior periods. Consequently, the accounting and disclosures for the prior periods continue to be presented in accordance with the previous standard for leases. The Partnership elected the package of practical expedients and has not reassessed conclusions under the previous standard about whether any expired or existing contracts are, or contain leases, lease classification, and initial direct costs for any existing leases. In addition, the election to use hindsight when determining lease term for modifications to existing leases at the transition date was applied. The Partnership adopted an accounting policy to apply the short-term lease expedient as a lessee for leases under 12-months. This includes classes of leases for office equipment, office premises and vehicles used for administrative purposes, as well as, short-term leases of equipment used for projects, drydocking or maintenance associated with the vessels.

The Partnership is the lessor for the time charters for its FSRUs. There were no changes to the timing or amount of revenue recognized and, therefore, no cumulative effect adjustment to retained earnings of initially applying the standard related to the lessor accounting. Additional qualitative and quantitative disclosures are required and have been implemented for reporting periods beginning as of January 1, 2019, while prior periods are not adjusted and continue to be reported under the previous accounting standards. Refer to note 4 for the qualitative and quantitative disclosures provided. As of January 1, 2019, cash payments received for the principal portion of the direct financing lease are presented as an operating cash inflow rather than as an investing cash inflow as presented for prior periods in the consolidated statement of cash flows.

The Partnership does not have any material leased assets. Adoption of the new standard resulted in recording a right-of-use asset and a lease liability on the consolidated balance sheet for operating leases of $0.15 million and $0.15 million, respectively, as of January 1, 2019. There was no cumulative effect adjustment to retained earnings of initially applying the standard related to the lessee accounting. As of September 30, 2019, the right-of-use asset and lease liability for operating leases was $0.1 million and 0.1 million, respectively. The right-of-use asset is included as a component of other equipment in the consolidated balance sheet. The current and long-term lease liabilities are included as components of accrued liabilities and other payables and other long-term liabilities, respectively.

In August 2017, the FASB issued revised guidance for Derivatives and Hedging, Targeted Improvements to Accounting for Hedging Activities. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness. The entire change in fair value of the cash flow hedge included in the assessment of hedge effectiveness is included in other comprehensive income with the result that the hedge ineffectiveness is no longer recognized in earnings. Those amounts are reclassified to earnings in the same income statement line as the hedged item when the hedged item affects earnings. On January 1, 2019, the Partnership adopted the new standard on a prospective basis which had no material impact for accounting for cash flow hedges for the Partnership’s interest rate swaps. There was no cumulative effect adjustment to retained earnings from the initial application of the standard. However, certain amounts reclassified or recorded to earnings were reported as a component of interest expense starting in the first quarter of 2019 compared with the presentation in previous periods in the gain (loss) on derivative instruments line in the consolidated statements of income. In addition, the new disclosure requirements were applied on a prospective basis in note 13.

Recently issued accounting pronouncements

Recently issued accounting pronouncements are not expected to materially impact the Partnership.